Other Financial Assets - Summary of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other financial assets [line items]
Other Financial Assets	$ 10,915,334	$ 13,918,651
Debtors from spot sales of foreign currency pending settlement [member]
Disclosure of other financial assets [line items]
Other Financial Assets	79,227	2,995,400
Debtors from spot sales of government securities pending settlement [member]
Disclosure of other financial assets [line items]
Other Financial Assets	179,091	2,473,011
Sundry debtors [member]
Disclosure of other financial assets [line items]
Other Financial Assets	4,624,201	1,247,207
Mutual funds [member]
Disclosure of other financial assets [line items]
Other Financial Assets	4,987,105	6,560,077
Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	643,334	319,942
Others [member]
Disclosure of other financial assets [line items]
Other Financial Assets	518,365	$ 323,014
Minus: Allowances [member]
Disclosure of other financial assets [line items]
Other Financial Assets	$ (115,989)